1
Portfolio of Investments September 30, 2024
JRS
(Unaudited)
SHARES   DESCRIPTION   VALUE
LONG-TERM INVESTMENTS - 136.8%    (97.1% of Total Investments)
X 279,537,426
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 98.0% (69.6% of Total
Investments) X 279,537,426
DATA CENTER REITS - 11.9%
131,684 Digital Realty Trust Inc $ 21,310,422
14,200 Equinix Inc 12,604,346
TOTAL DATA CENTER REITS 33,914,768
HEALTH CARE REITS - 14.0%
363,968 Healthpeak Properties Inc 8,323,948
288,345 Ventas Inc 18,491,565
102,946 Welltower Inc 13,180,176
TOTAL HEALTH CARE REITS 39,995,689
HOTEL & RESORT REITS - 2.8%
306,576 Host Hotels & Resorts Inc 5,395,738
95,275 Sunstone Hotel Investors Inc 983,238
110,972 Xenia Hotels & Resorts Inc 1,639,056
TOTAL HOTEL & RESORT REITS 8,018,032
INDUSTRIAL REITS - 12.2%
145,555 First Industrial Realty Trust Inc 8,148,169
211,336 Prologis Inc 26,687,510
TOTAL INDUSTRIAL REITS 34,835,679
MULTI-FAMILY RESIDENTIAL REITS - 14.4%
35,632 AvalonBay Communities Inc 8,026,108
108,319 Camden Property Trust 13,380,646
93,599 Equity Residential 6,969,382
17,895 Essex Property Trust Inc 5,286,541
22,375 Mid-America Apartment Communities Inc 3,555,387
85,575 UDR Inc 3,879,970
TOTAL MULTI-FAMILY RESIDENTIAL REITS 41,098,034
OFFICE REITS - 8.1%
50,934 Alexandria Real Estate Equities Inc 6,048,412
74,695 BXP Inc 6,009,960
86,305 Cousins Properties Inc 2,544,271
42,260 JBG SMITH Properties 738,705
122,605 Kilroy Realty Corp 4,744,814
44,265 SL Green Realty Corp 3,081,287
TOTAL OFFICE REITS 23,167,449
OTHER SPECIALIZED REITS - 1.5%
129,330 VICI Properties Inc 4,307,982
TOTAL OTHER SPECIALIZED REITS 4,307,982
RETAIL REITS - 16.8%
112,565 Acadia Realty Trust 2,643,026
70,615 Federal Realty Investment Trust 8,118,607
190,865 Kimco Realty Corp 4,431,885
368,776 Kite Realty Group Trust 9,794,691
149,159 Macerich Co/The 2,720,660
100,309 Simon Property Group Inc 16,954,227
53,818 SITE Centers Corp 3,255,989
TOTAL RETAIL REITS 47,919,085
SELF-STORAGE REITS - 9.5%
145,012 CubeSmart 7,805,996
46,585 Extra Space Storage Inc 8,394,151
29,595 Public Storage 10,768,733
TOTAL SELF-STORAGE REITS 26,968,880
SINGLE-FAMILY RESIDENTIAL REITS - 5.4%
166,407 American Homes 4 Rent, Class A 6,388,365
110,520 Invitation Homes Inc 3,896,935
36,815 Sun Communities Inc 4,975,547
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 15,260,847

Portfolio of Investments September 30, 2024
(continued)
JRS
2
SHARES   DESCRIPTION   VALUE
TELECOM TOWER REITS - 1.4%
16,830 SBA Communications Corp $ 4,050,981
TOTAL TELECOM TOWER REITS 4,050,981
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $193,174,935) 279,537,426
SHARES   DESCRIPTION   RATE VALUE
X 110,570,315
REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 38.8% (27.5% of Total
Investments) X 110,570,315
DATA CENTER REITS - 3.4%
194,920 Digital Realty Trust Inc 5.200% $ 4,631,299
105,960 Digital Realty Trust Inc 5.250 2,570,590
96,245 Digital Realty Trust Inc 5.850 2,398,425
TOTAL DATA CENTER REITS 9,600,314
DIVERSIFIED REITS - 0.4%
34,560 Armada Hoffler Properties Inc 6.750 882,662
10,000 CTO Realty Growth Inc 6.375 235,300
TOTAL DIVERSIFIED REITS 1,117,962
HOTEL & RESORT REITS - 4.5%
90,130 Chatham Lodging Trust 6.625 2,086,509
134,915 DiamondRock Hospitality Co 8.250 3,440,333
151,610 Pebblebrook Hotel Trust 6.375 3,347,549
56,950 Pebblebrook Hotel Trust 5.700 1,127,610
21,740 Pebblebrook Hotel Trust 6.300 483,063
64,310 Sunstone Hotel Investors Inc 5.700 1,407,746
41,335 Sunstone Hotel Investors Inc 6.125 926,317
TOTAL HOTEL & RESORT REITS 12,819,127
INDUSTRIAL REITS - 2.7%
59,877 Prologis Inc 8.540 3,405,887
158,030 Rexford Industrial Realty Inc 5.625 3,797,461
23,316 Rexford Industrial Realty Inc 5.875 563,081
TOTAL INDUSTRIAL REITS 7,766,429
MULTI-FAMILY RESIDENTIAL REITS - 0.7%
35,658 Mid-America Apartment Communities Inc 8.500 2,119,508
TOTAL MULTI-FAMILY RESIDENTIAL REITS 2,119,508
OFFICE REITS - 10.7%
12,713 Highwoods Properties Inc 8.625 13,540,362
144,320 SL Green Realty Corp 6.500 3,538,726
226,090 Vornado Realty Trust 5.250 4,053,794
222,827 Vornado Realty Trust 5.250 3,995,288
176,330 Vornado Realty Trust 4.450 2,881,232
126,524 Vornado Realty Trust 5.400 2,381,182
TOTAL OFFICE REITS 30,390,584
OTHER SPECIALIZED REITS - 0.1%
12,465 EPR Properties 5.750 286,570
TOTAL OTHER SPECIALIZED REITS 286,570
REAL ESTATE OPERATING COMPANIES - 0.9%
52,815 DigitalBridge Group Inc 7.150 1,355,761
44,840 DigitalBridge Group Inc 7.125 1,150,595
TOTAL REAL ESTATE OPERATING COMPANIES 2,506,356
RETAIL REITS - 8.4%
123,025 Agree Realty Corp 4.250 2,597,058
144,110 Federal Realty Investment Trust 5.000 3,337,588
156,704 Kimco Realty Corp 5.250 3,890,960
126,039 Kimco Realty Corp 5.125 3,027,457
30,155 Kimco Realty Corp 7.250 1,851,517
60,045 Regency Centers Corp 6.250 1,538,953
51,590 Regency Centers Corp 5.875 1,256,216
130,415 Saul Centers Inc 6.000 3,076,490
19,725 Saul Centers Inc 6.125 457,945
5,494 Simon Property Group Inc 8.375 351,616

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
SHARES   DESCRIPTION   RATE VALUE
RETAIL REITS (continued)
107,345 SITE Centers Corp 6.375% $ 2,602,043
TOTAL RETAIL REITS 23,987,843
SELF-STORAGE REITS - 5.4%
74,661 National Storage Affiliates Trust 6.000 1,865,779
227,370 Public Storage 5.600 5,661,513
112,599 Public Storage 5.050 2,792,455
88,555 Public Storage 4.625 1,941,126
79,910 Public Storage 4.875 1,858,707
72,365 Public Storage 4.000 1,388,684
TOTAL SELF-STORAGE REITS 15,508,264
SINGLE-FAMILY RESIDENTIAL REITS - 1.6%
102,970 American Homes 4 Rent 6.250 2,579,399
63,105 American Homes 4 Rent 5.875 1,594,663
12,175 UMH Properties Inc 6.375 293,296
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 4,467,358
TOTAL REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS
(Cost $117,343,208) 110,570,315
TOTAL LONG-TERM INVESTMENTS
(Cost $310,518,143) 390,107,741
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.1%  (2.9% of Total Investments)
X 11,600,489 REPURCHASE AGREEMENTS - 4.1% (2.9% of Total Investments) X 11,600,489
$ 11,600,489 (a) Fixed Income Clearing Corporation 1.520 10/01/24 $ 11,600,489
TOTAL REPURCHASE AGREEMENTS
(Cost $11,600,489) 11,600,489
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,600,489) 11,600,489
TOTAL INVESTMENTS - 140.9%
(Cost $322,118,632 ) 401,708,230
BORROWINGS - (39.4)% (b),(c) (112,400,000)
OTHER ASSETS & LIABILITIES, NET -  (1.5)% (4,243,061)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 285,065,169
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (d)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 72,400,000 Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 1,280,877 $ 1,280,877

Portfolio of Investments September 30, 2024
(continued)
JRS
4
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 279,537,426 $ – $ – $ 279,537,426
Real Estate Investment Trust Preferred
Stocks 110,570,315 – – 110,570,315
Short-Term Investments:
Repurchase Agreements – 11,600,489 – 11,600,489
Investments in Derivatives:
Interest Rate Swaps* – 1,280,877 – 1,280,877
Total
$ 390,107,741 $ 12,881,366 $ – $ 402,989,107
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $11,600,979 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $11,832,663.
(b) Borrowings as a percentage of Total Investments is 28.0%.
(c) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $209,857,407 have been pledged as collateral for borrowings.
(d) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
SOFR Secured Overnight Financing Rate